Deposit accounted contracts	12 Months Ended
Dec. 31, 2020
Deposit Contracts, Liabilities [Abstract]
Deposit accounted contracts
12. Deposit accounted contracts
The following table represents activity for the deposit contracts for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Balance, beginning of year	$172,259	$145,342	$129,133
Consideration received	550	23,884	17,879
Consideration receivable	—	10,164	7,390
Net investment expense (income) allocation	852	5,879	(1,273)
Payments	(20,752)	(13,052)	(8,089)
Foreign currency translation	52	42	302
Balance, end of year	$152,961	$172,259	$145,342